DEPOSITS	12 Months Ended
Dec. 31, 2017
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 82.820, which approximates USD 100.000, was EUR 3 million at December 31, 2017 (2016: EUR 27 million). At December 31, 2017, interest-bearing deposits with scheduled maturities in excess of one year were EUR 849 million (2016: EUR 785 million).

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2016			2017
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents

	(EUR in millions)			(EUR in millions)
Interest bearing:
Public sector	2.623	1	2.624	3.017	1	3.018
Private sector:
Corporations	3.836	414	4.250	4.515	435	4.950
Individuals	28.846	1.438	30.284	29.219	1.455	30.674
Interbank	12.444	614	13.058	2.867	762	3.629
Total interest bearing deposits	47.749	2.467	50.216	39.618	2.653	42.271
Non-interest bearing:
Public sector	189	-	189	126	-	126
Private sector:
Corporations	943	61	1.004	1.104	57	1.161
Individuals	167	27	194	168	32	200
Interbank	31	36	67	46	45	91
Total non-interest bearing deposits	1.330	124	1.454	1.444	134	1.578
Total:
Public sector	2.812	1	2.813	3.143	1	3.144
Private sector:
Corporations	4.779	475	5.254	5.619	492	6.111
Individuals	29.013	1.465	30.478	29.387	1.487	30.874
Interbank	12.475	650	13.125	2.913	807	3.720
Total deposits	49.079	2.591	51.670	41.062	2.787	43.849

Included in the above table are interest bearing deposits of EUR 527 million and EUR 866 million for 2016 and 2017, respectively, for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2016 losses of EUR 4 million and during 2017 losses of EUR 9 million, relating to fair value changes of these deposits were included in net trading gain/(loss).

Interest bearing interbank deposits under “Greek residents” mainly include the funding from the Eurosystem amounting to EUR 12,308 million (of which ECB funding EUR 6,708 million and ELA funding EUR 5,600 million) and EUR 2,750 million (of which ECB funding EUR 2,750 million and ELA funding EUR NIL for 2016 and 2017, respectively.